Commitments - Summary of Contractual Obligations (Parenthetical) (Detail) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 1,135
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	348
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Future minimum lease payments	$ 204